Payden Strategic Income Fund

Schedule of Investments
- January 31, 2022 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Asset Backed (15%
)
450,000 ACRES Commercial Realty Ltd. 2021-FL1
144A, (1 mo. LIBOR USD + 1.200%), 1.30%,
6/15/36 (a)(b) $ 448
400,000 ACRES Commercial Realty Ltd. 2021-FL1
144A, (1 mo. LIBOR USD + 2.650%), 2.75%,
6/15/36 (a)(b) 399
217,250 Arbys Funding LLC 2020-1A 144A, 3.24%,
7/30/50 (a) 220
500,000 Atrium XII 12A 144A, (3 mo. LIBOR USD +
2.800%), 3.06%, 4/22/27 (a)(b) 497
1,000,000 BDS Ltd. 2021-FL7 144A, (1 mo. LIBOR USD
+ 2.350%), 2.45%, 6/16/36 (a)(b) 999
400,000 Benefit Street Partners CLO XXII Ltd. 2020-
22A 144A, (3 mo. LIBOR USD + 3.500%),
3.75%, 1/20/32 (a)(b) 401
700,000 Blackrock European CLO VII DAC 7A 144A,
(3 mo. EURIBOR + 1.300%), 1.30%, 10/15/31
EUR (a)(b)(c) 786
300,000 BlueMountain CLO Ltd. 2015-2A 144A, (3 mo.
LIBOR USD + 2.750%), 2.99%, 7/18/27 (a)(b) 292
450,000 BlueMountain CLO Ltd. 2015-3A 144A, (3 mo.
LIBOR USD + 2.600%), 2.85%, 4/20/31 (a)(b) 426
550,000 BlueMountain EUR CLO DAC 2021-1A 144A,
(3 mo. EURIBOR + 3.200%), 3.20%, 4/15/34
EUR (a)(b)(c) 614
600,000 BRSP Ltd. 2021-FL1 144A, (1 mo. LIBOR USD
+ 2.700%), 2.80%, 8/19/38 (a)(b) 600
450,000 Cairn CLO XIII DAC 2021-13A 144A, (3
mo. EURIBOR + 3.400%), 3.40%, 10/20/33
EUR (a)(b)(c) 508
500,000 Carlyle CLO Ltd. C17A 144A, (3 mo. LIBOR
USD + 2.800%), 3.10%, 4/30/31 (a)(b) 498
230,000 CARS-DB4 LP 2020-1A 144A, 4.17%,
2/15/50 (a) 234
360,000 CARS-DB4 LP 2020-1A 144A, 4.95%,
2/15/50 (a) 366
600,000 CIFC European Funding CLO II DAC 2A 144A,
(3 mo. EURIBOR + 0.900%), 0.90%, 4/15/33
EUR (a)(b)(c) 671
400,000 CIFC Funding  Ltd. 2013-3RA 144A, (3 mo.
LIBOR USD + 2.900%), 3.16%, 4/24/31 (a)(b) 399
1,191,850 Driven Brands Funding  LLC 2020-1A 144A,
3.79%, 7/20/50 (a) 1,225
700,000 Dryden CLO Ltd. 2018-55A 144A, (3 mo.
LIBOR USD + 1.020%), 1.26%, 4/15/31 (a)(b) 701
400,000 Dryden XXVI Senior Loan Fund 2013-26A
144A, (3 mo. LIBOR USD + 5.540%), 5.78%,
4/15/29 (a)(b) 395
1,050,000 FS RIALTO 2021-FL2 144A, (1 mo. LIBOR
USD + 2.050%), 2.16%, 5/16/38 (a)(b) 1,051
675,000 Galaxy XXIII CLO Ltd. 2017-23A 144A, (3 mo.
LIBOR USD + 3.400%), 3.66%, 4/24/29 (a)(b) 677
500,000 Hayfin Emerald CLO VI DAC 6A 144A, (3 mo.
EURIBOR + 3.500%), 3.50%, 4/15/34 EUR (a)
(b)(c) 558
488,256 JPMorgan Chase Bank N.A.-CACLN 2021-2
144A, 2.28%, 12/26/28 (a) 485
450,969 JPMorgan Chase Bank N.A.-CACLN 2021-3
144A, 2.10%, 2/26/29 (a) 447
490,000 LoanCore Issuer Ltd. 2019-CRE2 144A, (1 mo.
LIBOR USD + 1.500%), 1.61%, 5/15/36 (a)(b) 489
Principal
or Shares Security Description
Value
(000)
317,500 LoanCore Issuer Ltd. 2019-CRE2 144A, (1 mo.
LIBOR USD + 2.000%), 2.11%, 5/15/36 (a)(b) $ 316
450,000 Madison Park Funding XLVIII Ltd. 2021-48A
144A, (3 mo. LIBOR USD + 3.000%), 3.25%,
4/19/33 (a)(b) 451
400,000 Man GLG Euro CLO 6A 144A, (3 mo.
EURIBOR + 0.810%), 0.81%, 10/15/32
EUR (a)(b)(c)(d) 449
400,000 Man GLG Euro CLO 6A 144A, (3 mo.
EURIBOR + 0.900%), 0.90%, 10/15/32
EUR (a)(b)(c) 450
250,000 Montmartre Euro CLO DAC 2020-2A 144A,
(3 mo. EURIBOR + 0.960%), 0.96%, 7/15/34
EUR (a)(b)(c) 281
410,000 Neuberger Berman Loan Advisers CLO Ltd.
2017-25A 144A, (3 mo. LIBOR USD +
2.850%), 3.09%, 10/18/29 (a)(b) 409
1,200,000 Neuberger Berman Loan Advisers CLO Ltd.
2019-33A 144A, (3 mo. LIBOR USD +
1.080%), 1.32%, 10/16/33 (a)(b) 1,200
500,000 Neuberger Berman Loan Advisers Euro CLO
DAC 2021-2A 144A, (3 mo. EURIBOR +
1.030%), 1.03%, 4/15/34 EUR (a)(b)(c) 558
300,000 North Westerly V Leveraged Loan Strategies
CLO DAC V-A 144A, (3 mo. EURIBOR +
2.200%), 2.20%, 7/20/34 EUR (a)(b)(c) 334
600,000 Ocean Trails CLO VII 2019-7A 144A, (3 mo.
LIBOR USD + 2.450%), 2.69%, 4/17/30 (a)(b) 600
400,000 OCP CLO Ltd. 2014-5A 144A, (3 mo. LIBOR
USD + 2.900%), 3.17%, 4/26/31 (a)(b) 394
600,000 Octagon Investment Partners 32 Ltd. 2017-1A
144A, (3 mo. LIBOR USD + 2.050%), 2.29%,
7/15/29 (a)(b) 600
300,000 Palmer Square European CLO DAC 2021-1A
144A, (3 mo. EURIBOR + 3.150%), 3.15%,
4/15/34 EUR (a)(b)(c) 336
550,000 Palmer Square European CLO DAC 2021-2A
144A, (3 mo. EURIBOR + 2.070%), 2.07%,
4/15/35 EUR (a)(b)(c) 616
401,800 Planet Fitness Master Issuer LLC 2019-1A 144A,
3.86%, 12/05/49 (a) 407
403,879 Santander Bank N.A.-SBCLN 2021-1A 144A,
1.83%, 12/15/31 (a) 403
550,000 Sculptor CLO XXV Ltd. 25A 144A, (3 mo.
LIBOR USD + 2.450%), 2.69%, 1/15/31 (a)(b) 550
600,000 Sculptor European CLO V DAC 5A 144A, (3
mo. EURIBOR + 1.750%), 1.75%, 1/14/32
EUR (a)(b)(c) 675
500,000 Sound Point Euro CLO V Funding DAC 5A
144A, (3 mo. EURIBOR + 3.300%), 3.30%,
7/25/35 EUR (a)(b)(c) 557
600,000 St Paul's CLO XII DAC 12A 144A, (3 mo.
EURIBOR + 3.200%), 3.20%, 4/15/33 EUR (a)
(b)(c) 672
450,000 Symphony CLO XXIV Ltd. 2020-24A 144A, (3
mo. LIBOR USD + 2.250%), 2.51%, 1/23/32 (a)
(b) 451
875,000 THL Credit Wind River CLO Ltd. 2019-3A
144A, (3 mo. LIBOR USD + 1.080%), 1.32%,
4/15/31 (a)(b) 873
750,000 TRTX Issuer Ltd. 2021-FL4 144A, (1 mo.
LIBOR USD + 2.400%), 2.50%, 3/15/38 (a)(b) 748

Payden Mutual Funds
Payden Strategic Income Fund
continued
Principal
or Shares Security Description
Value
(000)
300,000 Voya Euro CLO III DAC 3A 144A, (3 mo.
EURIBOR + 0.920%), 0.92%, 4/15/33 EUR (a)
(b)(c) $ 337
548,625 Zaxby's Funding LLC 2021-1A 144A, 3.24%,
7/30/51 (a) 546
Total Asset Backed (Cost - $27,887)
27,599
Bank Loans(e) (3%
)
454,000 Ascent Resources Utica Holdings LLC Term Loan
2L, (LIBOR USD 3-Month + 9.000%), 10.00%,
11/01/25  492
144,375 Avast Software BV Term Loan B 1L, (3 mo.
EURIBOR + 2.000%), 2.00%, 3/22/28 EUR (c) 162
300,000 CAB SELAS Term Loan B 1L, (6 mo. EURIBOR
+ 3.000%), 3.50%, 2/09/28 EUR (c) 332
403,708 IRB Holding Corp. Term Loan B 1L, (LIBOR
USD 3-Month + 2.750%), 3.75%, 2/05/25 403
300,000 Kleopatra Finco Sarl Facility Term Loan B 1L,
(6 mo. EURIBOR + 4.750%), 4.75%, 2/09/26
EUR (c) 325
450,000 MIC Glen LLC Term Loan 1L, (LIBOR USD
3-Month + 3.500%), 4.00%, 7/21/28  450
560,000 MIC Glen LLC Term Loan 2L, (LIBOR USD
1-Month + 6.750%), 7.25%, 7/21/29  559
662,854 Numericable U.S. LLC Term Loan B11, (LIBOR
USD 3-Month + 2.750%), 3.19%, 7/31/25 656
200,000 Southwestern Energy Co. Term Loan B 1L,
(LIBOR USD 1-Month + 1.500%), 3.00%,
6/22/27 201
651,069 Standard Industries Inc. Term Loan B 1L,
(LIBOR USD 3-Month + 2.500%), 3.00%,
9/22/28 652
380,000 Sterigenics-Nordion Holdings LLC Term Loan
1L, (LIBOR USD 3-Month + 2.750%), 3.25%,
12/13/26  380
770,000 Tacala Investment Corp. Term Loan 1L, (LIBOR
USD 1-Month + 3.500%), 4.25%, 2/05/27 771
700,000 Whatabrands LLC Term Loan B 1L, (LIBOR
USD 1-Month + 3.250%), 3.75%, 8/03/28 699
Total Bank Loans (Cost - $6,113)
6,082
Corporate Bond (44%
)
Financial  (16%)
400,000 ADLER Group SA , 1.88%, 1/14/26 EUR (c)(f) 364
675,000 AerCap Ireland Capital DAC/AerCap Global
Aviation Trust , 2.45%, 10/29/26  664
145,000 Air Lease Corp. , 2.30%, 2/01/25  145
350,000 American Campus Communities Operating
Partnership LP , 2.25%, 1/15/29  335
560,000 American Tower Corp. , 3.95%, 3/15/29  595
725,000 AmFam Holdings Inc. 144A, 2.81%, 3/11/31 (a) 721
770,000 Ares Capital Corp. , 3.50%, 2/10/23  785
230,000 ASB Bank Ltd. 144A, 3.75%, 6/14/23 (a) 238
540,000 Aviation Capital Group LLC 144A, 3.88%,
5/01/23 (a) 552
400,000 Banco de Sabadell SA , (5 yr. Euro Swap +
6.414%), 6.50% EUR (b)(c)(f)(g) 456
500,000 Banco Mercantil del Norte SA 144A, (5 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.643%), 5.88% (a)(b)(g) 481
400,000 Banco Santander SA , (1 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
0.900%), 1.72%, 9/14/27 (b) 384
Principal
or Shares Security Description
Value
(000)
400,000 Bangkok Bank PCL 144A, (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
4.729%), 5.00% (a)(b)(g) $ 409
445,000 Bank of America Corp. , (3 mo. LIBOR USD +
1.021%), 2.88%, 4/24/23 (b) 446
350,000 Barclays PLC , (5 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 5.867%),
6.13% (b)(g) 373
625,000 Blackstone Secured Lending Fund , 2.75%,
9/16/26  615
250,000 BNP Paribas SA 144A, (U.S. Secured Overnight
Financing Rate + 2.074%), 2.22%, 6/09/26 (a)
(b) 248
875,000 Capital One Financial Corp. , (U.S. Secured
Overnight Financing Rate + 1.337%), 2.36%,
7/29/32 (b) 803
375,000 Charles Schwab Corp. G, (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
4.971%), 5.38% (b)(g) 405
690,000 Cibanco SA Institucion de Banca Multiple Trust
CIB/3332 144A, 4.38%, 7/22/31 (a) 646
400,000 Citigroup Inc. , (3 mo. LIBOR USD + 0.950%),
2.88%, 7/24/23 (b) 403
575,000 Commonwealth Bank of Australia 144A, 2.69%,
3/11/31 (a) 549
500,000 Compass Group Diversified Holdings LLC 144A,
5.25%, 4/15/29 (a) 494
750,000 Credit Suisse Group AG 144A, (U.S. Secured
Overnight Financing Rate + 1.730%), 3.09%,
5/14/32 (a)(b) 729
400,000 CubeSmart LP , 2.25%, 12/15/28  389
450,000 Diversified Healthcare Trust , 4.75%, 5/01/24  450
460,000 Federation des Caisses Desjardins du Quebec
144A, 2.05%, 2/10/25 (a) 459
250,000 Fertitta Entertainment LLC/Fertitta
Entertainment Finance Co. Inc. 144A, 6.75%,
1/15/30 (a) 243
470,000 Five Corners Funding Trust 144A, 4.42%,
11/15/23 (a) 492
415,000 FS KKR Capital Corp. , 4.75%, 5/15/22  418
400,000 FS KKR Capital Corp. 144A, 4.25%, 2/14/25 (a)
(h) 412
500,000 General Motors Financial Co. Inc. A, (3 mo.
LIBOR USD + 3.598%), 5.75% (b)(g) 529
650,000 Genting New York LLC/GENNY Capital Inc.
144A, 3.30%, 2/15/26 (a) 634
550,000 GLP Capital LP/GLP Financing II Inc. , 4.00%,
1/15/31  566
1,125,000 Goldman Sachs Group Inc. , (U.S. Secured
Overnight Financing Rate + 1.410%), 3.10%,
2/24/33 (b) 1,132
365,000 HSBC Holdings PLC , (U.S. Secured Overnight
Financing Rate + 1.929%), 2.10%, 6/04/26 (b) 361
475,000 Itau Unibanco Holding SA 144A, (5 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.446%), 3.88%, 4/15/31 (a)(b) 450
550,000 JPMorgan Chase & Co. , (U.S. Secured Overnight
Financing Rate + 1.850%), 2.08%, 4/22/26 (b) 548
750,000 Macquarie Bank Ltd. 144A, (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
1.700%), 3.05%, 3/03/36 (a)(b) 717
555,000 Macquarie Group Ltd. 144A, (3 mo. LIBOR
USD + 1.023%), 3.19%, 11/28/23 (a)(b) 563

Principal
or Shares Security Description
Value
(000)
370,000 MGM Growth Properties Operating Partnership
LP/MGP Finance Co-Issuer Inc. , 5.63%, 5/01/24  $ 392
430,000 Mitsubishi UFJ Financial Group Inc. , 3.41%,
3/07/24  445
500,000 Mizuho Financial Group Inc. , (3 mo. LIBOR
USD + 1.000%), 3.92%, 9/11/24 (b) 518
1,175,000 Morgan Stanley , (U.S. Secured Overnight
Financing Rate + 1.290%), 2.94%, 1/21/33 (b) 1,177
850,000 Nationwide Building Society 144A, 1.50%,
10/13/26 (a) 820
605,000 OneMain Finance Corp. , 8.88%, 6/01/25  643
345,000 Owl Rock Capital Corp. , 3.75%, 7/22/25  351
525,000 Phillips Edison Grocery Center Operating
Partnership I LP , 2.63%, 11/15/31  503
505,000 Realty Income Corp. , 4.60%, 2/06/24  532
550,000 Royal Bank of Canada , 1.60%, 1/21/25  547
450,000 Santander Holdings USA Inc. , 3.24%, 10/05/26  460
640,000 Shriram Transport Finance Co. Ltd. 144A,
5.95%, 10/24/22 (a) 647
625,000 Spirit Realty LP , 2.10%, 3/15/28  599
260,000 Swedbank AB 144A, 1.30%, 6/02/23 (a) 260
335,000 Synchrony Financial , 2.85%, 7/25/22  338
1,175,000 U.S. Bancorp , (U.S. Secured Overnight Financing
Rate + 1.020%), 2.68%, 1/27/33 (b) 1,181
585,000 Wells Fargo & Co. , (U.S. Secured Overnight
Financing Rate + 1.600%), 1.65%, 6/02/24 (b) 586
625,000 Zions Bancorp NA , 3.35%, 3/04/22  625
30,827
Industrial  (18%)
150,000 AA Bond Co. Ltd. 144A, 6.50%, 1/31/26
GBP (a)(c) 204
405,000 AbbVie Inc. , 2.60%, 11/21/24  413
525,000 Albertsons Cos. Inc./Safeway Inc./New
Albertsons LP/Albertsons LLC 144A, 3.25%,
3/15/26 (a) 510
350,000 Albion Financing 1 Sarl/Aggreko Holdings Inc.
144A, 6.13%, 10/15/26 (a) 350
459,358 American Airlines Class A Pass-Through Trust
2019-1, A, 3.50%, 2/15/32  433
200,000 ams-OSRAM AG 144A, 6.00%, 7/31/25
EUR (a)(c) 235
300,000 Ardagh Metal Packaging Finance USA LLC/
Ardagh Metal Packaging Finance PLC 144A,
3.00%, 9/01/29 EUR (a)(c) 318
600,000 AT&T Inc. , (3 mo. LIBOR USD + 1.180%),
1.38%, 6/12/24 (b) 612
680,000 AT&T Inc. , 4.35%, 3/01/29  748
110,000 Avient Corp. 144A, 5.75%, 5/15/25 (a) 114
500,000 Bell Canada US-5, 2.15%, 2/15/32  473
500,000 Blue Cross and Blue Shield of Minnesota 144A,
3.79%, 5/01/25 (a) 521
500,000 Boeing Co. , 1.43%, 2/04/24  495
1,300,000 Boyne USA Inc. 144A, 4.75%, 5/15/29 (a) 1,308
320,000 BRF SA 144A, 5.75%, 9/21/50 (a) 302
192,000 Broadcom Inc. 144A, 3.14%, 11/15/35 (a) 182
300,000 Carrier Global Corp. , 2.24%, 2/15/25  303
50,000 CDW LLC/CDW Finance Corp. , 5.50%,
12/01/24  53
450,000 Centene Corp. , 4.25%, 12/15/27  462
370,000 Central American Bottling Corp./CBC Bottling
Holdco SL/Beliv Holdco SL 144A, 5.25%,
4/27/29 (a) 376
Principal
or Shares Security Description
Value
(000)
825,000 Charter Communications Operating LLC/Charter
Communications Operating Capital , 4.40%,
12/01/61  $ 783
500,000 Churchill Downs Inc. 144A, 4.75%, 1/15/28 (a) 504
605,000 Consolidated Communications Inc. 144A,
5.00%, 10/01/28 (a) 587
830,000 Daimler Finance North America LLC 144A,
3.65%, 2/22/24 (a) 865
138,000 Dell International LLC/EMC Corp. , 5.45%,
6/15/23  144
600,000 DP World Salaam , (5 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
5.750%), 6.00% (b)(f)(g) 643
275,000 Eco Material Technologies Inc. 144A, 7.88%,
1/31/27 (a) 280
140,000 Equifax Inc. , 2.60%, 12/15/25  142
440,000 FMG Resources August 2006 Pty Ltd. 144A,
4.50%, 9/15/27 (a) 451
300,000 Food Service Project SA 144A, 5.50%, 1/21/27
EUR (a)(c) 335
700,000 Ford Motor Credit Co. LLC , (3 mo. LIBOR USD
+ 1.235%), 1.39%, 2/15/23 (b) 699
630,000 Ford Motor Credit Co. LLC , 3.81%, 1/09/24  638
480,000 Frontier Communications Holdings LLC 144A,
6.00%, 1/15/30 (a) 464
385,000 GATX Corp. , 4.35%, 2/15/24  405
725,000 Glencore Funding LLC 144A, 3.88%, 4/27/51 (a) 709
525,000 Global Payments Inc. , 1.20%, 3/01/26  500
400,000 Graphic Packaging International LLC 144A,
1.51%, 4/15/26 (a) 385
450,000 Grifols Escrow Issuer SA 144A, 4.75%,
10/15/28 (a) 448
500,000 HCA Inc. , 5.00%, 3/15/24  530
260,000 HCA Inc. , 3.50%, 9/01/30  259
550,000 HSE Finance Sarl 144A, 5.63%, 10/15/26
EUR (a)(c) 612
650,000 Hyundai Capital America 144A, 1.15%,
11/10/22 (a) 649
400,000 IAMGOLD Corp. 144A, 5.75%, 10/15/28 (a) 376
625,000 International Game Technology PLC 144A,
4.13%, 4/15/26 (a) 627
106,000 Keurig Dr Pepper Inc. , 4.06%, 5/25/23  109
300,000 Klabin Austria GmbH 144A, 7.00%, 4/03/49 (a) 328
250,000 Kontoor Brands Inc. 144A, 4.13%, 11/15/29 (a) 240
200,000 Land O' Lakes Inc. 144A, 7.00% (a)(g) 213
580,000 Lennar Corp. , 4.75%, 11/29/27  641
450,000 Mauser Packaging Solutions Holding Co. ,
4.75%, 4/15/24 EUR (c)(f) 504
350,000 Mozart Debt Merger Sub Inc. 144A, 3.88%,
4/01/29 (a) 338
675,000 Nissan Motor Co. Ltd. 144A, 3.04%, 9/15/23 (a) 686
500,000 Northwell Healthcare Inc. , 4.26%, 11/01/47  572
650,000 Organon & Co./Organon Foreign Debt Co-Issuer
BV 144A, 5.13%, 4/30/31 (a) 651
460,000 Prosus NV 144A, 4.03%, 8/03/50 (a) 400
10,000 PTC Inc. 144A, 4.00%, 2/15/28 (a) 10
375,000 Ryder System Inc. , 2.88%, 6/01/22  377
310,000 Sinclair Television Group Inc. 144A, 4.13%,
12/01/30 (a) 286
500,000 Standard Industries Inc. 144A, 4.75%,
1/15/28 (a) 494
800,000 Stellantis Finance U.S. Inc. 144A, 1.71%,
1/29/27 (a) 771
350,000 Tencent Holdings Ltd. 144A, 3.94%, 4/22/61 (a) 346

Payden Mutual Funds
Payden Strategic Income Fund
continued
Principal
or Shares Security Description
Value
(000)
800,000 Teva Pharmaceutical Finance Netherlands II BV ,
6.00%, 1/31/25 EUR (c) $ 949
500,000 T-Mobile USA Inc. , 2.63%, 4/15/26  491
815,000 Toledo Hospital B, 5.33%, 11/15/28  908
290,000 Total Play Telecomunicaciones SA de CV 144A,
6.38%, 9/20/28 (a) 271
295,000 Tronox Inc. 144A, 4.63%, 3/15/29 (a) 284
700,000 TTM Technologies Inc. 144A, 4.00%,
3/01/29 (a) 670
500,000 United Natural Foods Inc. 144A, 6.75%,
10/15/28 (a) 531
450,000 Univar Solutions USA Inc. 144A, 5.13%,
12/01/27 (a) 458
775,000 VMware Inc. , 2.20%, 8/15/31  724
470,000 ZoomInfo Technologies LLC/ZoomInfo Finance
Corp. 144A, 3.88%, 2/01/29 (a) 443
33,142
Utility  (10%)
399,240 Acwa Power Management And Investments One
Ltd. 144A, 5.95%, 12/15/39 (a) 460
380,000 Adani Electricity Mumbai Ltd. 144A, 3.95%,
2/12/30 (a) 370
425,000 American Electric Power Co. Inc. , 2.03%,
3/15/24  426
142,000 Baytex Energy Corp. 144A, 5.63%, 6/01/24 (a) 142
825,000 Civitas Resources Inc. 144A, 5.00%,
10/15/26 (a) 826
186,000 Devon Energy Corp. , 5.88%, 6/15/28  201
975,000 Duquesne Light Holdings Inc. 144A, 2.78%,
1/07/32 (a) 931
425,000 Energean Israel Finance Ltd. 144A, 4.88%,
3/30/26 (a)(f) 419
250,000 Energean PLC 144A, 6.50%, 4/30/27 (a) 243
270,000 Energy Transfer LP/Regency Energy Finance
Corp. , 5.00%, 10/01/22  274
482,407 FEL Energy VI Sarl 144A, 5.75%, 12/01/40 (a) 473
480,000 Galaxy Pipeline Assets Bidco Ltd. 144A, 2.94%,
9/30/40 (a) 458
750,000 Howard Midstream Energy Partners LLC 144A,
6.75%, 1/15/27 (a) 770
475,000 International Petroleum Corp. 144A, 7.25%,
2/01/27 (a)(f) 474
270,000 Kinder Morgan Inc. , 2.00%, 2/15/31  247
600,000 Kosmos Energy Ltd. 144A, 7.13%, 4/04/26 (a) 586
400,000 Leviathan Bond Ltd. 144A, 6.75%, 6/30/30 (a)(f) 429
755,000 Midwest Connector Capital Co. LLC 144A,
3.90%, 4/01/24 (a) 777
460,000 Minejesa Capital BV 144A, 4.63%, 8/10/30 (a) 453
630,000 Moss Creek Resources Holdings Inc. 144A,
7.50%, 1/15/26 (a) 578
330,000 National Fuel Gas Co. , 5.50%, 1/15/26  362
380,000 NextEra Energy Operating Partners LP 144A,
4.25%, 7/15/24 (a) 392
400,000 Northriver Midstream Finance LP 144A, 5.63%,
2/15/26 (a) 407
125,000 NRG Energy Inc. 144A, 3.38%, 2/15/29 (a) 116
195,000 NuVista Energy Ltd. , 7.88%, 7/23/26 CAD (c) 161
400,000 Pacific Gas and Electric Co. , 1.75%, 6/16/22  400
340,000 Pattern Energy Operations LP/Pattern Energy
Operations Inc. 144A, 4.50%, 8/15/28 (a) 342
680,000 Penn Virginia Holdings LLC 144A, 9.25%,
8/15/26 (a) 698
Principal
or Shares Security Description
Value
(000)
385,000 Petroleos Mexicanos , 6.49%, 1/23/27  $ 403
400,000 Petroleos Mexicanos , 5.95%, 1/28/31  381
735,000 Phillips 66 Partners LP , 2.45%, 12/15/24  746
500,000 Plains All American Pipeline LP B, (3 mo.
LIBOR USD + 4.110%), 6.13% (b)(g) 422
200,000 Sabine Pass Liquefaction LLC , 5.75%, 5/15/24  215
775,000 South Jersey Industries Inc. , 5.02%, 4/15/31  829
525,000 Southwestern Energy Co. , 4.75%, 2/01/32  525
975,000 Strathcona Resources Ltd. 144A, 6.88%,
8/01/26 (a) 969
380,000 TerraForm Power Operating LLC 144A, 4.25%,
1/31/23 (a) 382
330,000 TerraForm Power Operating LLC 144A, 4.75%,
1/15/30 (a) 332
575,000 Venture Global Calcasieu Pass LLC 144A,
3.88%, 8/15/29 (a) 575
445,000 Vistra Operations Co. LLC 144A, 3.55%,
7/15/24 (a) 454
600,000 W&T Offshore Inc. 144A, 9.75%, 11/01/23 (a) 586
19,234
Total Corporate Bond (Cost - $83,762)
83,203
Foreign Government (4%
)
200,000 Bermuda Government International Bond 144A,
3.38%, 8/20/50 (a) 194
830,000 CPPIB Capital Inc. 144A, 1.95%, 9/30/29
CAD (a)(c) 639
300,000 Dominican Republic International Bond 144A,
4.88%, 9/23/32 (a) 295
450,000 Egypt Government International Bond 144A,
7.30%, 9/30/33 (a) 394
350,000 Guatemala Government Bond 144A, 4.65%,
10/07/41 (a) 338
6,770,000 Mexican Bonos Series M 20, 8.50%, 5/31/29
MXN (c) 345
360,000 Mongolia Government International Bond 144A,
8.75%, 3/09/24 (a) 393
600,000 Mongolia Government International Bond 144A,
4.45%, 7/07/31 (a) 565
500,000 Municipal Finance Authority of British
Columbia , 2.55%, 10/09/29 CAD (c) 398
400,000 Nigeria Government International Bond 144A,
6.13%, 9/28/28 (a) 386
510,000 Peruvian Government International Bond ,
2.78%, 1/23/31  494
550,000 Republic of Armenia International Bond 144A,
3.60%, 2/02/31 (a) 496
29,500,000 Republic of South Africa Government Bond
Series 2030, 8.00%, 1/31/30 ZAR (c) 1,773
575,000 Republic of Uzbekistan International Bond
144A, 3.90%, 10/19/31 (a) 538
700,000 Romanian Government International Bond
144A, 2.00%, 4/14/33 EUR (a)(c) 680
310,000 Ukraine Government International Bond 144A,
7.25%, 3/15/33 (a) 261
Total Foreign Government (Cost - $8,822)
8,189
Mortgage Backed (9%
)
800,000 BPCRE Ltd. 2021-FL1 144A, (1 mo. LIBOR
USD + 2.600%), 2.70%, 2/15/37 (a)(b) 802
420,000 BX Commercial Mortgage Trust 2018-IND
144A, (1 mo. LIBOR USD + 2.050%), 2.16%,
11/15/35 (a)(b) 419

Principal
or Shares Security Description
Value
(000)
625,000 BX Commercial Mortgage Trust 2021-VOLT
144A, (1 mo. LIBOR USD + 2.400%), 2.51%,
9/15/36 (a)(b) $ 620
300,000 BX Commercial Mortgage Trust 2021-SOAR
144A, (1 mo. LIBOR USD + 1.800%), 1.91%,
6/15/38 (a)(b) 298
9,533,809 Citigroup Commercial Mortgage Trust 2018-C6,
0.77%, 11/10/51 (i) 437
273,945 Connecticut Avenue Securities Trust 2019-HRP1
144A, (1 mo. LIBOR USD + 2.150%), 2.26%,
11/25/39 (a)(b) 274
510,000 Credit Suisse Mortgage Capital Certificates
2019-ICE4 144A, (1 mo. LIBOR USD +
2.650%), 2.76%, 5/15/36 (a)(b) 506
700,000 Eagle RE Ltd. 2021-2 144A, (U.S. Secured
Overnight Financing Rate Index 30day Average
+ 2.050%), 2.10%, 4/25/34 (a)(b) 703
496,455 Fannie Mae Connecticut Avenue Securities 2016-
C02, (1 mo. LIBOR USD + 12.250%), 12.36%,
9/25/28 (b) 571
770,075 Fannie Mae Connecticut Avenue Securities 2016-
C03, (1 mo. LIBOR USD + 11.750%), 11.86%,
10/25/28 (b) 881
494,952 Fannie Mae Connecticut Avenue Securities 2016-
C04, (1 mo. LIBOR USD + 10.250%), 10.36%,
1/25/29 (b) 548
205,676 Freddie Mac STACR 2019-HQA3 144A, (1 mo.
LIBOR USD + 1.850%), 1.96%, 9/25/49 (a)(b) 207
530,000 Freddie Mac STACR REMIC Trust 2021-HQA1
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 2.250%), 2.30%,
8/25/33 (a)(b) 535
400,000 Freddie Mac STACR REMIC Trust 2021-DNA5
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 1.650%), 1.70%,
1/25/34 (a)(b) 401
169,548 Freddie Mac STACR REMIC Trust 2020-DNA2
144A, (1 mo. LIBOR USD + 1.850%), 1.96%,
2/25/50 (a)(b) 171
350,000 Freddie Mac STACR REMIC Trust 2021-DNA1
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 2.650%), 2.70%,
1/25/51 (a)(b) 347
300,000 Freddie Mac STACR Trust 2019-FTR3 144A, (1
mo. LIBOR USD + 4.800%), 4.90%, 9/25/47 (a)
(b) 293
300,000 Freddie Mac STACR Trust 2019-FTR4 144A,
(1 mo. LIBOR USD + 5.000%), 5.11%,
11/25/47 (a)(b) 291
78,475 Freddie Mac STACR Trust 2018-HQA2 144A,
(1 mo. LIBOR USD + 0.750%), 0.86%,
10/25/48 (a)(b) 78
266,008 Freddie Mac STACR Trust 2019-DNA1 144A,
(1 mo. LIBOR USD + 2.650%), 2.76%,
1/25/49 (a)(b) 270
568,558 Freddie Mac STACR Trust 2019-HRP1 144A, (1
mo. LIBOR USD + 1.400%), 1.51%, 2/25/49 (a)
(b) 570
76,176 Freddie Mac STACR Trust 2019-HQA2 144A,
(1 mo. LIBOR USD + 2.050%), 2.16%,
4/25/49 (a)(b) 77
Principal
or Shares Security Description
Value
(000)
493,904 Freddie Mac Structured Agency Credit Risk
Debt Notes 2015-HQA1, (1 mo. LIBOR USD +
8.800%), 8.91%, 3/25/28 (b) $ 521
492,531 Freddie Mac Structured Agency Credit Risk
Debt Notes 2015-DNA3, (1 mo. LIBOR USD +
9.350%), 9.46%, 4/25/28 (b) 542
331,039 Freddie Mac Structured Agency Credit Risk
Debt Notes 2015-HQA2, (1 mo. LIBOR USD +
10.500%), 10.61%, 5/25/28 (b) 371
494,148 Freddie Mac Structured Agency Credit Risk
Debt Notes 2016-DNA3, (1 mo. LIBOR USD +
11.250%), 11.36%, 12/25/28 (b) 576
246,843 Freddie Mac Structured Agency Credit Risk
Debt Notes 2017-DNA2, (1 mo. LIBOR USD +
11.250%), 11.36%, 10/25/29 (b) 273
500,000 Freddie Mac Structured Agency Credit Risk
Debt Notes 2021-DNA2 144A, (U.S. Secured
Overnight Financing Rate Index 30day Average
+ 3.400%), 3.45%, 8/25/33 (a)(b) 511
600,000 Freddie Mac Structured Agency Credit Risk
Debt Notes 2017-HRP1, (1 mo. LIBOR USD +
4.600%), 4.71%, 12/25/42 (b) 628
500,000 Home RE Ltd. 2021-2 144A, (U.S. Secured
Overnight Financing Rate Index 30day Average
+ 1.600%), 1.65%, 1/25/34 (a)(b) 500
92,619 JP Morgan Mortgage Trust 2014-2 144A,
3.00%, 6/25/29 (a)(i) 93
189,152 Last Mile Logistics Pan Euro Finance DAC 1A
144A, (3 mo. EURIBOR + 1.900%), 1.90%,
8/17/33 EUR (a)(b)(c) 213
796,431 Last Mile Logistics Pan Euro Finance DAC 1X,
(3 mo. EURIBOR + 2.700%), 2.70%, 8/17/33
EUR (b)(c)(f) 901
44,112 Nationstar Mortgage Loan Trust 2013-A 144A,
3.75%, 12/25/52 (a)(i) 44
40,053 New Residential Mortgage Loan Trust 2015-1A
144A, 3.75%, 5/28/52 (a)(i) 41
312,637 New Residential Mortgage Loan Trust 2017-4A
144A, 4.00%, 5/25/57 (a)(i) 325
660,000 STACR Trust 2018-HRP2 144A, (1 mo. LIBOR
USD + 2.400%), 2.51%, 2/25/47 (a)(b) 672
300,000 STACR Trust 2018-HRP2 144A, (1 mo. LIBOR
USD + 10.500%), 10.61%, 2/25/47 (a)(b) 341
794,167 Taurus DAC 2021-UK1A 144A, (Sterling
Overnight Index Average + 2.600%), 2.65%,
5/17/31 GBP (a)(b)(c) 1,072
Total Mortgage Backed (Cost - $16,654)
16,923
Municipal (4%
)
910,000 California Health Facilities Financing Authority ,
2.48%, 6/01/27  927
650,000 California Pollution Control Financing
Authority, AMT 144A, 5.00%, 7/01/37 (a) 672
250,000 California Pollution Control Financing
Authority, AMT 144A, 7.50%, 12/01/39 (a)(j) 6
1,000,000 City of El Segundo CA , 1.98%, 7/01/29  956
740,000 City of Tempe AZ , 1.58%, 7/01/28  706
250,000 District of Columbia Water & Sewer Authority ,
4.81%, 10/01/14  352
505,000 Golden State Tobacco Securitization Corp. ,
2.75%, 6/01/34  491
750,000 New York State Dormitory Authority , 1.54%,
3/15/27  731

Payden Mutual Funds
Payden Strategic Income Fund
continued
Principal
or Shares Security Description
Value
(000)
1,000,000 New York Transportation Development Corp.,
AMT, 5.00%, 7/01/41  $ 1,082
500,000 Redondo Beach Community Financing
Authority , 1.98%, 5/01/29  480
1,000,000 State of Connecticut , 2.42%, 7/01/27  1,021
Total Municipal (Cost - $7,635)
7,424
U.S. Treasury (17%
)
18,120,000 U.S. Treasury Bill , 0.05%, 2/08/22 (d) 18,120
1,930,000 U.S. Treasury Bill , 0.00%, 4/28/22 (d) 1,929
160,000 U.S. Treasury Bond , 2.00%, 2/15/50  156
1,940,000 U.S. Treasury Bond , 2.00%, 8/15/51  1,893
250,000 U.S. Treasury Bond , 1.88%, 11/15/51  237
770,000 U.S. Treasury Note , 2.75%, 7/31/23 (k)(l) 790
2,940,000 U.S. Treasury Note , 0.38%, 10/31/23  2,903
700,000 U.S. Treasury Note , 1.38%, 8/31/26  693
2,930,000 U.S. Treasury Note , 0.88%, 9/30/26  2,835
2,350,000 U.S. Treasury Note , 1.13%, 10/31/26  2,298
1,010,000 U.S. Treasury Note , 1.25%, 8/15/31  964
Total U.S. Treasury (Cost - $33,054)
32,818
Stocks (2%)
Common Stock (2%
)
3,296 Citigroup Inc. 215
4,579 Coca-Cola Co. 279
4,402 Comcast Corp., Class A 220
3,239 CVS Health Corp. 345
1,767 Dover Corp. 300
2,519 Duke Energy Corp. 265
1,290 Eli Lilly & Co. 316
733 Goldman Sachs Group Inc. 260
1,580 JPMorgan Chase & Co. 235
1,786 QUALCOMM Inc. 314
2,111 Simon Property Group Inc. 311
1,251 Texas Instruments Inc. 224
3,284
Preferred Stock (0%
)
1 Juniper Receivables 2021-2 DAC Holding Class
R-1 Notes,  0.00%
(Cost - $840)
747
Principal
or Shares Security Description
Value
(000)
Total Stocks (Cost - $3,675) $ 4,031
Investment Company (2%
)
3,632,595 Payden Cash Reserves Money Market Fund *
(Cost - $3,633)
3,633
Total Investments (Cost - $191,235) (100%)
189,902
Liabilities in excess of Other Assets ((0)%)
(481)
Net Assets (100%) $ 189,421
* Affiliated investment.
(a) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of
1933. It has been deemed liquid under guidelines approved by the Board.
(b) Floating rate security. The rate shown reflects the rate in effect at January
31, 2022.
(c) Principal in foreign currency.
(d) Yield to maturity at time of purchase.
(e) Floating rate security. The rate shown reflects the rate in effect at January 31,
2022. The stated maturity is subject to prepayments.
(f) Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(g) Perpetual security with no stated maturity date.
(h) All or a portion of these securities are on loan. At January 31, 2022, the total market value of the Fund’s securities on loan is $412 and the total market value of the collateral held by the Fund is $428. Amounts in 000s.
(i) Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(j) Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(k) All or a portion of the security is pledged to cover futures contract margin requirements.
(l) All or a portion of security has been pledged in connection with outstanding centrally cleared swaps.
Open Forward Currency Contracts to USD
Currency
Purchased
(000s)
Currency
Sold
(000s) Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
(000s)
Assets:
IDR 13,976,000
USD  965 Citibank, N.A. 03/15/2022 $ 4
SGD 1,302
USD  962 Citibank, N.A. 03/15/2022 2
USD 471
RUB  35,290 Citibank, N.A. 03/15/2022 19
USD 920
EUR  802 Citibank, N.A. 03/17/2022 18
USD 16,150
EUR  13,680 Citibank, N.A. 03/17/2022 765
USD 1,409
CAD  1,787 HSBC Bank USA, N.A. 03/17/2022 3
USD 1,337
GBP  970 HSBC Bank USA, N.A. 03/17/2022 33
USD 373
MXN  7,740 HSBC Bank USA, N.A. 04/19/2022 3
847
Liabilities:
EUR 79 USD  90 Citibank, N.A. 03/17/2022 (1)
RUB 35,290 USD  483 Citibank, N.A. 03/15/2022 (32)

Open Forward Currency Contracts to USD
Currency
Purchased
(000s)
Currency
Sold
(000s) Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
(000s)
USD 1,825 ZAR  28,500 Citibank, N.A. 04/19/2022 $ (8)
(41)
Net Unrealized Appreciation (Depreciation)
$ 806
Open Futures Contracts
Contract Type
Number of
Contracts
Expiration
Date
Notional
Amount
(000s)
Current
Value
(000s)
Unrealized
Appreciation
(Depreciation)
(000s)
Long Contracts:
U.S. Treasury 2-Year Note Future 144 Mar-22 $ 31,199 $ (233) $ (233)
a a
Short Contracts:
U.S. 10-Year Ultra Future 51 Mar-22 (7,284) 52 52
U.S. Treasury 10-Year Note Future 19 Mar-22 (2,431) 23 23
U.S. Treasury 5-Year Note Future 22 Mar-22 (2,623) 28 28
U.S. Ultra Bond Future 6 Mar-22 (1,134) 7 7
a a

Total Futures
$(123)
Open Centrally Cleared Credit Default Swap Contracts
Description Maturity Date
Notional
Amount
(000s)
Value
(000s)
Upfront
payments/
receipts
(000s)
Unrealized
Depreciation
(000s)
Protection Sold (Relevant Credit: Markit CDX, North America
High Yield Series 37 Index), Receive 5% Quarterly, Pay upon
credit default 12/20/2026 $3,600 $270 $335 $(65)
Open Centrally Cleared Interest Rate Swap Contracts
Description Maturity Date
Notional
Amount
(000s)
Value
(000s)
Upfront
payments/
receipts
(000s)
Unrealized
Appreciation
(000s)
10-Year Interest Rate Swap, Receive Variable 0.13225%
(3-Month USD LIBOR) Quarterly, Pay Fixed 1.2975%
Semi-Annually 08/02/2031 $3,062 $128 $– $128
Open Centrally Cleared Zero-Coupon Inflation Swap Contracts
Description Maturity Date
Notional
Amount
(000s)
Value
(000s)
Upfront
payments/
receipts
(000s)
Unrealized
Depreciation
(000s)
10 Year Zero-Coupon Inflation Swap, Receive Fixed 2.5825%
at Maturity, Pay Variable (Change in CPI) at Maturity 08/02/2031 $2,657 $(111) $– $(111)